October 25, 2016

DBX ETF TRUST

Deutsche X-trackers High Yield Corporate Bond – Interest Rate Hedged ETF

Deutsche X-trackers Emerging Markets Bond – Interest Rate Hedged ETF

(each, a “Fund”)

Supplement to each Fund’s Summary Prospectus and Statutory Prospectus dated September 30, 2016

The Board of Trustees of DBX ETF Trust has approved a reduction in the unitary management fee for Deutsche X-trackers High Yield Corporate Bond – Interest Rate Hedged ETF and Deutsche X-trackers Emerging Markets Bond – Interest Rate Hedged ETF. The reduction in the unitary management fee for each Fund will be effective as of October 25, 2016.

Accordingly, effective that date, the Summary Prospectus and Statutory Prospectus for each Fund will be revised as follows:

The following replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Deutsche X-trackers High Yield Corporate Bond – Interest Rate Hedged ETF—Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.35

Other Expenses	None

Total Annual Fund Operating Expenses	0.35

The following replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Deutsche X-trackers High Yield Corporate Bond – Interest Rate Hedged ETF—Fees and Expenses—Example:”

1 Year	3 Years	5 Years	10 Years

$36	$113	$197	$443

The following replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Deutsche X-trackers Emerging Markets Bond – Interest Rate Hedged ETF—Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.45

Other Expenses	None

Total Annual Fund Operating Expenses	0.45

The following replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Deutsche X-trackers Emerging Markets Bond – Interest Rate Hedged ETF—Fees and Expenses—Example:”

1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567

The table in the section of the Statutory Prospectus entitled “Management—Management Fee” is hereby deleted and replaced with the following:

For its investment advisory services to each Fund, the Adviser is entitled to receive a unitary management fee from each Fund at an annual rate as a percentage of its average daily net assets as follows:

Fund	Fee as a % of average daily net assets

Deutsche X-trackers High Yield Corporate Bond – Interest Rate Hedged ETF	0.35

Deutsche X-trackers Investment Grade Bond – Interest Rate Hedged ETF	0.25

Deutsche X-trackers Emerging Markets Bond – Interest Rate Hedged ETF	0.45

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	0.30

Please retain this supplement for future reference.

October 25, 2016

DBX ETF TRUST

Deutsche X-trackers High Yield Corporate Bond – Interest Rate Hedged ETF

Deutsche X-trackers Emerging Markets Bond – Interest Rate Hedged ETF

(each, a “Fund”)

Supplement to the Funds’ Statement of Additional Information

dated September 30, 2016

The Board of Trustees of DBX ETF Trust has approved a reduction in the unitary management fee for Deutsche X-High Yield Corporate Bond – Interest Rate Hedged ETF and Deutsche X-trackers Emerging Markets Bond – Interest Rate Hedged ETF. The reduction in the unitary management fee for each Fund will be effective as of October 25, 2016.

Accordingly, effective that date, the Statement of Additional Information for the Funds will be revised as follows:

The fifth paragraph in the section of the Statement of Additional Information entitled “Investment Advisory, Sub-Advisory, Administrative and Distribution Services—Investment Adviser and Sub-Adviser” is hereby deleted and replaced with the following:

For its investment advisory services to the Funds, the Adviser is entitled to receive a unitary management fee from each Fund based on the Fund’s average daily net assets at an annual rate of: 0.35% with respect to Deutsche X-trackers High Yield Corporate Bond – Interest Rate Hedged ETF, 0.25% with respect to Deutsche X-trackers Investment Grade Bond - Interest Rate Hedged ETF, 0.45% with respect to Deutsche X-trackers Emerging Markets Bond - Interest Rate Hedged ETF, and 0.30% with respect to Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF.

Please retain this supplement for future reference.